SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of SHARE CAPITAL [Abstract]
Disclosure of classes of share capital [text block]
	As of December 31,
	2017		2016
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.008 each
At January 1 and December 31	51,000,000	400	5,000,000	400

	As of December 31,
	2017			2016
	Number	RMB		Number	RMB
	of shares	‘000		of shares	‘000
Issued:	3,851,485	206		2,820,939	151
Outstanding and fully paid:
Ordinary shares of US$0.008 each
At January 1	2,820,939	151		2,565,136	137
Issuance of new shares	1,003,152	53		255,803	14
Equity compensation	27,394	2		-	-
At December 31	3,851,485	206	(2)	2,820,939	151	(1)

(1) Equivalent to US$22,000
(2) Equivalent to US$31,000